UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22426

Name of Fund: BlackRock Build America Bond Trust (BBN)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Build America Bond Trust,

55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2013

Date of reporting period: 10/31/2012

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2012 (Unaudited)	BlackRock Build America Bond Trust (BBN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Arizona — 3.0%
Phoenix Civic Improvement Corp., RB, Series C (NPFGC), 6.00%, 7/01/35	$10,000	$10,570,300
Salt River Project Agricultural Improvement & Power District, RB, Build America Bonds, 4.84%, 1/01/41 (a)	25,000	30,003,750

		40,574,050

California — 31.0%
Alameda County Joint Powers Authority, RB, Build America Bonds, Recovery Zone, Series A, 7.05%, 12/01/44 (a)	13,300	16,547,727
Bay Area Toll Authority, RB, Build America Bonds:
Series S-1, 6.92%, 4/01/40	13,700	18,979,021
Series S-3, 6.91%, 10/01/50	14,000	19,940,480
California State Public Works Board, RB, Build America Bonds, Series G-2, 8.36%, 10/01/34	18,145	23,395,982
California State University, RB, Build America Bonds, 6.48%, 11/01/41	2,125	2,627,860
City of San Jose California, Refunding ARB, Series B (AGM), 6.60%, 3/01/41	10,000	10,964,500
County of Sonoma California, Refunding RB, Series A, 6.00%, 12/01/29	14,345	16,311,413
Los Angeles Community College District California, GO, Build America Bonds, 6.60%, 8/01/42 (a)	10,000	13,248,500
Los Angeles Department of Water & Power, RB, Build America Bonds:
6.17%, 7/01/40 (a)	37,500	43,458,750
7.00%, 7/01/41	17,225	20,698,421
Metropolitan Water District of Southern California, RB, Build America Bonds, Series A, 6.95%, 7/01/40 (a)	12,000	15,044,160
Orange County Local Transportation Authority, Refunding RB, Build America Bonds, Series A, 6.91%, 2/15/41 (a)	5,000	7,059,000
Palomar Community College District, GO, Build America Bonds, 7.19%, 8/01/45	7,500	8,911,575
Rancho Water District Financing Authority, RB, Build America Bonds, 6.34%, 8/01/40 (a)	20,000	21,618,800
Riverside Community College District, GO, Build America Bonds, Series D-1, 7.02%, 8/01/40	11,000	12,549,240
San Diego County Regional Airport Authority, Refunding RB, Build America Bonds, Sub-Series C, 6.63%, 7/01/40	31,000	34,999,310

Municipal Bonds	Par (000)	Value

California (concluded)
San Francisco City & County Public Utilities Commission, RB, Build America Bonds, Sub-Series E, 6.00%, 11/01/40 (a)	$21,255	$26,472,677
State of California, GO, Build America Bonds:
7.63%, 3/01/40	8,950	12,566,427
7.60%, 11/01/40	15,000	21,075,600
Various Purpose, 7.55%, 4/01/39	9,035	12,577,533
University of California, RB, Build America Bonds (a):
5.95%, 5/15/45	24,000	29,491,200
6.30%, 5/15/50	26,310	31,201,818

		419,739,994

Colorado — 3.7%
Denver City & County School District No. 1, COP, Refunding, Series B, 7.02%, 12/15/37	6,000	8,179,800
Regional Transportation District, COP, Build America Bonds, Series B, 7.67%, 6/01/40	28,000	35,351,680
State of Colorado, COP, Build America Bonds, Series E, 7.02%, 3/15/31	5,000	6,123,850

		49,655,330

District of Columbia — 2.1%
Metropolitan Washington Airports Authority, RB, Build America Bonds, Series D, 8.00%, 10/01/47	10,750	13,240,990
Washington Convention & Sports Authority, Refunding RB, Series C, 7.00%, 10/01/40	15,000	15,875,250

		29,116,240

Florida — 3.2%
City of Fort Lauderdale Florida, RB, Pension Funding, 5.14%, 1/01/32	10,000	10,463,600
City of Sunrise Florida Utility System, RB, Build America Bonds, Series B, 5.91%, 10/01/35 (a)	25,000	27,911,500
County of Pasco Florida Water & Sewer, RB, Build America Bonds, Series B, 6.76%, 10/01/39	1,500	1,703,325
Town of Davie Florida Water & Sewer, RB, Build America Bonds, Series B (AGM), 6.85%, 10/01/40	2,500	2,999,800

		43,078,225

Georgia — 5.5%
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds:
6.64%, 4/01/57	32,084	38,827,415
6.66%, 4/01/57	20,665	24,700,048

BLACKROCK BUILD AMERICA BOND TRUST	OCTOBER 31, 2012	1

Schedule of Investments (continued)	BlackRock Build America Bond Trust (BBN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Georgia (concluded)
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds (concluded):
7.06%, 4/01/57	$10,000	$11,102,800

		74,630,263

Hawaii — 2.7%
University of Hawaii, RB, Build America Bonds:
Series A-1, 6.03%, 10/01/40	2,500	2,761,700
Series B-1, 6.03%, 10/01/40	30,500	33,692,740

		36,454,440

Illinois — 22.0%
Chicago Board of Education, GO, Build America Bonds:
6.52%, 12/01/40	27,300	31,323,201
Series E, 6.14%, 12/01/39	3,495	3,915,658
Chicago Transit Authority, RB:
Build America Bonds, Series B, 6.20%, 12/01/40	16,015	18,042,179
Series A, 6.90%, 12/01/40	4,075	4,936,292
Series B, 6.90%, 12/01/40	4,900	5,935,664
City of Chicago Illinois, GO, Build America Bonds:
Recovery Zone, Series D, 6.26%, 1/01/40	22,180	24,570,117
Series B, 7.52%, 1/01/40	12,665	16,420,426
City of Chicago Illinois, RB, Build America Bonds, Series B (a):
Wastewater Transmission, 6.90%, 1/01/40	36,000	46,500,480
Waterworks, 6.74%, 11/01/40	15,250	20,875,267
City of Chicago Illinois, O’Hare International Airport, Refunding ARB, General Third Lien, Build America Bonds, Series B:
6.85%, 1/01/38 (a)	30,110	34,992,336
6.40%, 1/01/40	1,500	1,957,170
County of Cook Illinois, GO, Build America Bonds, Series D, 6.23%, 11/15/34 (a)	12,900	14,814,102
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 8/15/34	5,000	5,940,300
Illinois Municipal Electric Agency, RB, Build America Bonds, 7.29%, 2/01/35	15,000	18,810,450
Northern Illinois Municipal Power Agency, RB, Build America Bonds, 7.82%, 1/01/40	5,000	6,907,450
State of Illinois, GO, Build America Bonds, 7.35%, 7/01/35	34,295	41,862,192

		297,803,284

Municipal Bonds	Par (000)	Value

Indiana — 2.6%
Indiana Finance Authority, RB, Build America Bonds, 6.60%, 2/01/39 (a)	$7,900	$10,157,899
Indiana Municipal Power Agency, RB, Build America Bonds, Direct Payment, Series A, 5.59%, 1/01/42	22,290	25,745,842

		35,903,741

Iowa — 0.2%
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series A, 6.50%, 6/01/23	2,480	2,400,764

Kentucky — 1.5%
City of Wickliffe Kentucky, RB, MeadWestvaco Corp, Project, 7.67%, 1/15/27 (b)	9,400	9,923,956
Kentucky State Property & Building Commission, RB, Build America Bonds, Series C, 5.92%, 11/01/30	10,000	11,191,700

		21,115,656

Maine — 0.4%
Maine Health & Higher Educational Facilities Authority, RB, General Medical Center, 6.75%, 7/01/36	5,000	6,063,700

Maryland — 0.1%
Maryland Community Development Administration, RB, Residential, Series I, 6.50%, 3/01/43	1,000	1,033,720

Massachusetts — 1.5%
Commonwealth of Massachusetts, RB, Build America Bonds, Recovery Zone, Series A, 5.73%, 6/01/40 (a)	5,000	6,610,000
Massachusetts HFA, Refunding RB, Series D, 7.02%, 12/01/42	12,000	13,797,840

		20,407,840

Michigan — 1.9%
County of Wayne Michigan, RB, Build America Bonds, Recovery Zone Economic Development Bonds, 10.00%, 12/01/40	5,000	5,947,600
Detroit City School District, GO, Build America Bonds (Q-SBLF), 6.85%, 5/01/40	10,000	10,773,000
Michigan State University, RB, Build America Bonds, Series A, 6.17%, 2/15/50	5,500	6,716,765
State of Michigan, RB, Build America Bonds, Series B, 7.63%, 9/15/27	2,000	2,567,840

		26,005,205

Minnesota — 1.2%
Southern Minnesota Municipal Power Agency, Refunding RB, Build America Bonds, Series A, 5.93%, 1/01/43	8,000	9,152,560

BLACKROCK BUILD AMERICA BOND TRUST	OCTOBER 31, 2012	2

Schedule of Investments (continued)	BlackRock Build America Bond Trust (BBN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Minnesota (concluded)
Western Minnesota Municipal Power Agency, RB, Build America Bonds, Series C, 6.77%, 1/01/46	$5,000	$6,690,750

		15,843,310

Mississippi — 0.5%
Mississippi Development Bank, RB, Build America Bonds, 6.41%, 1/01/40	5,000	6,250,400

Missouri — 1.7%
Missouri Joint Municipal Electric Utility Commission, RB, Build America Bonds, Curators of the University of Missouri, 7.73%, 1/01/39	11,000	14,123,890
University of Missouri, RB, Build America Bonds, 5.79%, 11/01/41 (a)	7,000	9,083,970

		23,207,860

Nevada — 1.1%
County of Clark Nevada, ARB, Build America Bonds:
Series B, 6.88%, 7/01/42	10,000	11,619,800
Series C, 6.82%, 7/01/45 (a)	2,000	2,861,600

		14,481,400

New Jersey — 14.6%
Camden County Improvement Authority, RB, Build America Bonds, 7.75%, 7/01/34	5,000	5,768,900
New Jersey EDA, RB:
Build America Bonds, Series CC-1, 6.43%, 12/15/35 (a)	15,000	16,917,000
Series A (NPFGC), 7.43%, 2/15/29	22,974	29,231,429
New Jersey State Housing & Mortgage Finance Agency, RB, Series C (AGM), 6.65%, 11/01/44	19,885	20,588,531
New Jersey State Turnpike Authority, RB, Build America Bonds:
Series A, 7.10%, 1/01/41	34,000	49,034,460
Series F, 7.41%, 1/01/40	6,790	10,028,966
New Jersey Transportation Trust Fund Authority, RB, Build America Bonds:
Series B, 6.88%, 12/15/39	8,500	10,077,260
Series C, 5.75%, 12/15/28	5,000	5,978,700
Series C, 6.10%, 12/15/28 (a)	42,500	49,807,450

		197,432,696

New York — 13.4%
City of New York New York, GO, Build America Bonds, 5.82%, 10/01/31	15,000	17,508,750
Metropolitan Transportation Authority, RB, Build America Bonds:
Series A, 6.67%, 11/15/39	2,220	2,913,306
Series C, 7.34%, 11/15/39	13,245	19,862,732
Series C-1, 6.69%, 11/15/40	13,000	17,100,330

Municipal Bonds	Par (000)	Value

New York (concluded)
New York City Municipal Water Finance Authority, RB, Build America Bonds, Second General Resolution (a):
Series CC, 6.28%, 6/15/42	$20,000	$23,547,200
Series DD, 6.45%, 6/15/41	6,300	7,437,465
New York City Municipal Water Finance Authority, Refunding RB, Build America Bonds, Second General Resolution:
Series AA, 5.79%, 6/15/41 (a)	25,000	28,782,000
Series EE, 6.49%, 6/15/42	2,000	2,363,320
Series GG, 6.12%, 6/15/42	2,445	2,851,286
New York City Transitional Finance Authority, RB, Build America Bonds (a):
Sub-Series B-1, 5.57%, 11/01/38	19,000	23,564,940
Sub-Series C-2, 6.27%, 8/01/39	14,795	17,352,759
New York State Dormitory Authority, RB, Build America Bonds, Series H, 5.39%, 3/15/40 (a)	15,000	18,641,400

		181,925,488

Ohio — 5.9%
American Municipal Power, Inc., RB, Build America Bonds, Combined Hydroelectric Projects, Series B, 7.83%, 2/15/41	10,000	14,012,300
County of Hamilton Ohio, RB, Build America Bonds, Series B, 6.50%, 12/01/34	7,000	8,278,200
Franklin County Convention Facilities Authority, RB, Build America Bonds, 6.64%, 12/01/42	30,365	36,817,562
Mariemont City School District, GO, Refunding, Build America Bonds, Series B, 6.55%, 12/01/47	10,055	10,865,835
Princeton City School District, GO, Refunding, Build America Bonds, Series C, 6.09%, 12/01/40 (a)	9,290	10,162,796

		80,136,693

Oklahoma — 0.3%
Oklahoma Municipal Power Authority, RB, Build America Bonds, Series B, 6.44%, 1/01/45	3,500	4,218,200

Pennsylvania — 1.1%
Pennsylvania Economic Development Financing Authority, RB, Build America Bonds, Series B, 6.53%, 6/15/39	12,250	14,881,300

Puerto Rico — 0.4%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44	5,000	5,865,000

BLACKROCK BUILD AMERICA BOND TRUST	OCTOBER 31, 2012	3

Schedule of Investments (continued)	BlackRock Build America Bond Trust (BBN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

South Carolina — 1.0%
South Carolina State Public Service Authority, RB, Build America Bonds, Series C, 6.45%, 1/01/50	$10,000	$13,805,000

Tennessee — 3.5%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, RB, Build America Bonds:
Series A2, 7.43%, 7/01/43	35,105	44,256,171
Series B, 6.73%, 7/01/43	2,500	3,036,450

		47,292,621

Texas — 9.0%
Bexar County Hospital District, GO, Build America Bonds, 5.41%, 2/15/40 (a)	20,000	22,332,600
City of San Antonio Texas, RB, Build America Bonds, 6.31%, 2/01/37 (a)	35,000	40,610,850
City of San Antonio Texas, Refunding RB, Build America Bonds, 6.17%, 2/01/41	19,000	21,748,920
Cypress-Fairbanks ISD, GO, Build America Bonds, Direct Payment, 6.63%, 2/15/38	14,000	16,323,720
Dallas Area Rapid Transit, RB, Build America Bonds, 5.02%, 12/01/48 (a)	2,500	3,038,125
Katy ISD Texas, GO, Build America Bonds (PSF-GTD), 6.35%, 2/15/41 (a)	5,000	5,814,800
North Texas Municipal Water District, RB, Build America Bonds, 6.01%, 9/01/40 (a)	10,000	11,721,100

		121,590,115

Utah — 3.3%
County of Utah, RB, Build America Bonds, Recovery Zone, Series C, 7.13%, 12/01/39	11,800	13,193,580
Utah Transit Authority, RB, Build America Bond, Subordinated, 5.71%, 6/15/40	26,405	31,171,895

		44,365,475

Virginia — 0.5%
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossing OPCO LLC Project, AMT, 5.50%, 1/01/42	6,250	6,853,250

Washington — 1.6%
Port of Seattle Washington, RB, Series B1, 7.00%, 5/01/36	5,000	5,951,950

Municipal Bonds	Par (000)	Value

Washington (concluded)
Washington State Convention Center Public Facilities District, RB, Build America Bonds, 6.79%, 7/01/40	$12,350	$15,191,488

		21,143,438

West Virginia — 0.3%
Tobacco Settlement Finance Authority, RB, Series A, 7.47%, 6/01/47	5,000	3,980,850

Total Long-Term Investments (Cost – $1,619,739,037) – 140.8%		1,907,255,548

Short-Term Securities	Shares

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.17% (c)(d)	12,495,101	12,495,101

Total Short-Term Securities (Cost – $12,495,101) – 0.9%		12,495,101

Total Investments (Cost - $1,632,234,138*) – 141.7%		1,919,750,649
Liabilities in Excess of Other Assets – (41.7)%		(564,636,115)

Net Assets – 100.0%		$1,355,114,534

*	As of October 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,632,234,138

Gross unrealized appreciation	$287,516,511
Gross unrealized depreciation	–

Net unrealized appreciation	$287,516,511

(a)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Investments in issuers considered to be an affiliate of the Trust during the period ended October 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at October 31, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,243,334	11,251,767	12,495,101	$3,126
(d)	Represents the current yield as of report date.

BLACKROCK BUILD AMERICA BOND TRUST	OCTOBER 31, 2012	4

Schedule of Investments (continued)	BlackRock Build America Bond Trust (BBN)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
HFA	Housing Finance Agency
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds

—	Reverse repurchase agreements outstanding as of October 31, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Barclays Capital, Inc.	0.50%	4/03/12	Open	$ 30,105,100	$ 30,193,453
Barclays Capital, Inc.	0.50%	4/18/12	Open	88,601,400	88,843,823
Barclays Capital, Inc.	0.50%	6/05/12	Open	13,451,288	13,479,124
Credit Suisse Securities (USA) LLC	0.50%	6/05/12	Open	268,258,731	268,813,878
Deutsche Bank Securities, Inc.	0.50%	6/05/12	Open	50,750,000	50,855,024
Deutsche Bank Securities, Inc.	0.55%	6/05/12	Open	33,123,000	33,198,401
Deutsche Bank Securities, Inc.	0.55%	7/24/12	Open	29,959,450	30,005,221
Deutsche Bank Securities, Inc.	0.55%	7/25/12	Open	41,220,000	41,282,345
Barclays Capital, Inc.	0.55%	7/31/12	Open	20,375,000	20,403,949
Credit Suisse Securities (USA) LLC	0.50%	9/18/12	Open	2,437,500	2,438,990
Deutsche Bank Securities, Inc.	0.55%	9/28/12	Open	8,887,500	8,892,117
Credit Suisse Securities (USA) LLC	0.50%	10/30/12	Open	13,835,250	13,835,442
Total				$ 601,004,219	$ 602,241,767
[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

—	Financial futures contracts sold as of October 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
1,045	30-Year US Treasury Bond	Chicago Board of Trade	December 2012	$ 156,031,563	$ 2,194,147

BLACKROCK BUILD AMERICA BOND TRUST	OCTOBER 31, 2012	5

Schedule of Investments (concluded)	BlackRock Build America Bond Trust (BBN)

—

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

—

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	–	$1,907,255,548	–	$1,907,255,548
Short-Term Securities	$12,495,101	–	–	12,495,101
Total	$12,495,101	$1,907,255,548	–	$1,919,750,649

[1]	See above Schedule of Investments for values in each state or political subdivision.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$2,194,147	–	–	$2,194,147

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Trust’s assets and liabilities are held at carrying or face amount, which approximates fair value for financial reporting purposes. As of October 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$3,511,000	–	–	$3,511,000
Cash pledged as collateral for reverse repurchase agreements	4,130,000	–	–	4,130,000
Liabilities:
Cash received as collateral for reverse repurchase agreements	–	$(260,000)	–	(260,000)
Reverse repurchase agreements	–	(601,004,219)	–	(601,004,219)
Total	$7,641,000	$(601,264,219)	–	$(593,623,219)

There were no transfers between levels during the period ended October 31, 2012.

BLACKROCK BUILD AMERICA BOND TRUST	OCTOBER 31, 2012	6

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Build America Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Build America Bond Trust

Date: December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Build America Bond Trust

Date: December 21, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Build America Bond Trust

Date: December 21, 2012